Notes to the Profit or Loss Statement - Summary of Income Taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Corporate tax rate	15.00%
Solidarity surcharge	5.50%
Effective trade tax rate	10.85%
Expected Tax Rate	26.675%	26.675%	26.675%
Federal corporate income tax rate	21.00%
Actual Income Tax	€ (168,578,523)	€ 76,590,860	€ 75,398,566
Average State Tax Rate	6.53%
Deferred tax expense from reversal and non-recognition of impairment and temporary differences	€ (132,800,000)
Deferred tax income from temporary differences	(20,500,000)
Current tax expense (income) and adjustments for current tax of prior periods	€ (600,000)